Financial Instruments - Notional Values of Outstanding Foreign Exchange Forward Contracts, Foreign Exchange Option Contracts and Interest Rate Swap Contracts (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Forward contracts (sell) [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	$ 459,319	$ 444,757
Forward contracts (sell) [member] | US Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	263,092	230,292
Forward contracts (sell) [member] | Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	105,677	134,077
Forward contracts (sell) [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	37,843	34,251
Forward contracts (sell) [member] | Australian Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	35,287	43,271
Forward contracts (sell) [member] | Others Currencies [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	17,420	2,866
Option contracts (sell) [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	327,842	330,769
Option contracts (sell) [member] | US Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	149,501	134,060
Option contracts (sell) [member] | Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	98,381	122,377
Option contracts (sell) [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	39,038	32,226
Option contracts (sell) [member] | Australian Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	40,922	42,106
Interest rate swap contracts [member] | US Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	$ 33,600	$ 61,800